Bifurcation of Embedded Conversion Feature (Details)	9 Months Ended
Dec. 31, 2015 USD ($)
Convertible Note Bifurcation Of Embedded 1	$ 0
Convertible Note Bifurcation Of Embedded 2	0
Convertible Note Bifurcation Of Embedded 3	425,208
Convertible Note Bifurcation Of Embedded 4	0
Convertible Note Bifurcation Of Embedded 5	(425,208)
Convertible Note Bifurcation Of Embedded 6	0
Convertible Note Bifurcation Of Embedded 7	0
Convertible Note Bifurcation Of Embedded 8	$ 0